FINANCE INCOME AND COST (Tables)	9 Months Ended
Sep. 30, 2024
FINANCE INCOME AND COST
Schedule of finance income and cost

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Finance income	$1.1	$1.4	$6.3	$4.5

Finance cost
Interest cost to related parties	-	(58.7)	(21.8)	(165.8)
Interest cost on other interest bearing debt	(44.1)	(48.3)	(133.1)	(122.4)
Exchange rate losses	-	0.3	(12.5)	(1.0)
Other finance cost	(4.8)	(2.7)	(11.5)	(7.4)
	(48.9)	(109.4)	(178.9)	(296.6)

Loss on debt extinguishment	-	-	(14.3)	-
Net finance cost	$(47.8)	$(108.0)	$(186.9)	$(292.1)